UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Income Fund

Portfolio of Investments

March 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 110.9%
Brazil - 1.8%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	116,000	$34,465,755

United States - 109.1%
U.S. Treasury Bonds
3.125%, 8/15/44	U.S.$	76,388	85,584,428
5.375%, 2/15/31		1,961	2,786,459
6.00%, 2/15/26 (a)		299,000	416,521,053
6.375%, 8/15/27 (a)		260,000	382,342,220
6.50%, 11/15/26 (a)		183,000	268,023,447
8.00%, 11/15/21		27,000	37,734,606
8.75%, 8/15/20		39,500	54,494,555
U.S. Treasury Notes
1.125%, 3/31/20		13,000	12,846,639
1.25%, 1/31/20 (a)		80,000	79,587,520
1.75%, 9/30/19		21,075	21,476,732
2.125%, 8/31/20 (a)		150,000	155,097,600
2.125%, 8/15/21		21,000	21,615,237
2.375%, 12/31/20		23,080	24,145,650
3.125%, 5/15/21 (a)		95,000	103,423,840
3.50%, 5/15/20		27,608	30,461,535
3.625%, 2/15/21 (a)(b)		295,000	329,293,750

			2,025,435,271

Total Governments - Treasuries (cost $1,933,934,722)			2,059,901,026

CORPORATES - NON-INVESTMENT GRADE - 11.6%
Industrial - 9.6%
Basic - 0.9%
ArcelorMittal
7.50%, 3/01/41		676	703,040
7.75%, 10/15/39		1,846	1,938,300
Arch Coal, Inc.
7.00%, 6/15/19		2,100	493,500
Cliffs Natural Resources, Inc.
8.25%, 3/31/20 (c)		1,759	1,649,062
Commercial Metals Co.
7.35%, 8/15/18		2,644	2,848,910
Lundin Mining Corp.
7.50%, 11/01/20 (c)		1,500	1,556,250
7.875%, 11/01/22 (c)		1,500	1,563,750
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (c)		2,121	1,087,013
Novelis, Inc.
8.75%, 12/15/20		837	896,636
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		4,398	3,485,415
TPC Group, Inc.
8.75%, 12/15/20 (c)		827	756,705

			16,978,581

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.7%
Apex Tool Group LLC
7.00%, 2/01/21 (c)	U.S.$	3,205	3,012,700
Bombardier, Inc.
4.75%, 4/15/19 (c)		3,450	3,381,000
7.50%, 3/15/25 (c)		2,438	2,406,001
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21		690	741,750
Sealed Air Corp.
6.875%, 7/15/33 (c)		1,486	1,564,015
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		870	965,700

			12,071,166

Communications - Media - 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		2,079	2,125,778
Cumulus Media Holdings, Inc.
7.75%, 5/01/19 (a)		678	664,440
DISH DBS Corp.
5.875%, 11/15/24		3,303	3,307,129
Hughes Satellite Systems Corp.
7.625%, 6/15/21		3,111	3,422,100
Intelsat Jackson Holdings SA
7.25%, 4/01/19		4,231	4,385,431
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (c)		3,243	3,348,397
Quebecor Media, Inc.
5.75%, 1/15/23		2,145	2,209,350
Time, Inc.
5.75%, 4/15/22 (c)		2,285	2,233,588
Unitymedia KabelBW GmbH
6.125%, 1/15/25 (c)		2,749	2,907,067
Univision Communications, Inc.
5.125%, 5/15/23 (c)		3,295	3,344,425
Virgin Media Finance PLC
5.25%, 2/15/22		2,246	2,178,620

			30,126,325

Communications - Telecommunications - 0.8%
Altice SA
7.75%, 5/15/22 (c)		1,342	1,364,646
Columbus International, Inc.
7.375%, 3/30/21 (c)		3,872	4,065,600
Frontier Communications Corp.
6.25%, 9/15/21		3,000	3,007,500
Numericable-SFR SAS
6.25%, 5/15/24 (c)		766	775,575
Sprint Corp.
7.625%, 2/15/25		2,635	2,621,825
Windstream Corp.
7.50%, 4/01/23		2,000	1,910,000
7.75%, 10/01/21		1,070	1,067,325

			14,812,471

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.0%
Affinia Group, Inc.
7.75%, 5/01/21	U.S.$	238	246,330

Consumer Cyclical - Entertainment - 0.1%
Pinnacle Entertainment, Inc.
8.75%, 5/15/20		841	884,101
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27		1,100	1,298,000

			2,182,101

Consumer Cyclical - Other - 0.3%
Cleopatra Finance Ltd.
6.25%, 2/15/22 (c)		2,605	2,546,388
6.50%, 2/15/25 (c)		350	337,750
MGM Resorts International
8.625%, 2/01/19		2,145	2,445,300

			5,329,438

Consumer Cyclical - Retailers - 0.7%
American Tire Distributors, Inc.
10.25%, 3/01/22 (c)		3,855	4,009,200
Chinos Intermediate Holdings A, Inc.
7.75% (7.75% Cash or 8.50% PIK), 5/01/19 (c)(d)		2,938	2,578,095
Family Tree Escrow LLC
5.75%, 3/01/23 (c)		2,475	2,604,938
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22 (c)		1,870	1,968,175
New Look Bondco I PLC
8.375%, 5/14/18 (c)		2,000	2,085,000

			13,245,408

Consumer Non-Cyclical - 1.4%
Aramark Services, Inc.
5.75%, 3/15/20		1,001	1,046,045
CHS/Community Health Systems, Inc.
6.875%, 2/01/22		3,286	3,511,912
ConvaTec Finance International SA
8.25%, 1/15/19 (c)		3,860	3,908,250
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (c)	EUR	1,750	2,004,732
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (c)	U.S.$	2,000	2,150,000
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		4,000	4,330,000
Pinnacle Merger Sub, Inc.
9.50%, 10/01/23 (c)		2,231	2,476,410
Post Holdings, Inc.
6.00%, 12/15/22 (c)		869	838,585
7.375%, 2/15/22		705	729,675

	Principal Amount (000)		U.S. $ Value
Smithfield Foods, Inc.
5.875%, 8/01/21 (c)	U.S.$	2,597	2,723,604
VRX Escrow Corp.
5.875%, 5/15/23 (c)		1,130	1,158,250
6.125%, 4/15/25 (c)		1,882	1,947,870

			26,825,333

Energy - 1.9%
Antero Resources Corp.
5.375%, 11/01/21		792	768,240
Berry Petroleum Co. LLC
6.375%, 9/15/22		3,107	2,415,692
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		640	622,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 4/01/23 (c)		1,555	1,570,550
Denbury Resources, Inc.
5.50%, 5/01/22		1,882	1,689,095
Energy XXI Gulf Coast, Inc.
11.00%, 3/15/20 (c)		2,102	2,002,155
Golden Energy Offshore Services AS
8.60%, 5/28/17 (e)(f)	NOK	7,720	900,828
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20	U.S.$	2,196	2,163,060
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		2,737	2,360,663
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (c)		1,300	1,189,500
Offshore Group Investment Ltd.
7.125%, 4/01/23		3,068	1,741,090
Paragon Offshore PLC
6.75%, 7/15/22 (c)		849	280,170
7.25%, 8/15/24 (c)		3,230	1,073,975
Rosetta Resources, Inc.
5.875%, 6/01/24		1,322	1,229,460
Sabine Pass Liquefaction LLC
5.625%, 3/01/25 (c)		2,036	2,013,095
SandRidge Energy, Inc.
7.50%, 2/15/23		1,259	767,990
Southern Star Central Corp.
5.125%, 7/15/22 (c)		2,000	2,055,000
Tervita Corp.
8.00%, 11/15/18 (c)		3,547	3,147,962
Transocean, Inc.
6.50%, 11/15/20 (a)		2,700	2,264,625
7.50%, 4/15/31		2,200	1,650,000
Whiting Petroleum Corp.
6.25%, 4/01/23 (c)		2,789	2,778,681

			34,684,231

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.2%
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (c)	U.S.$	3,300	3,267,000

Services - 0.3%
Sabre GLBL, Inc.
8.50%, 5/15/19 (c)		1,200	1,282,140
Service Corp. International/US
7.50%, 4/01/27		3,300	3,861,000

			5,143,140

Technology - 0.4%
Avaya, Inc.
10.50%, 3/01/21 (c)		1,196	1,016,600
Brightstar Corp.
9.50%, 12/01/16 (c)		1,600	1,676,000
CDW LLC/CDW Finance Corp.
8.50%, 4/01/19		1,982	2,066,235
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (c)(d)		3,278	3,246,236

			8,005,071

Transportation - Services - 0.3%
Hertz Corp. (The)
5.875%, 10/15/20		2,710	2,784,525
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (c)		1,789	1,829,253

			4,613,778

			177,530,373

Financial Institutions - 1.3%
Banking - 1.0%
Barclays Bank PLC
6.86%, 6/15/32 (c)(g)		656	731,637
7.625%, 11/21/22		654	765,589
Citigroup, Inc.
5.95%, 1/30/23 (g)		2,055	2,080,688
Commerzbank AG
8.125%, 9/19/23 (c)		3,610	4,295,900
Credit Agricole SA
7.589%, 1/30/20 (g)	GBP	1,150	1,911,472
7.875%, 1/23/24 (a)(c)(g)	U.S.$	549	581,254
Credit Suisse Group AG
7.50%, 12/11/23 (c)(g)		2,066	2,218,367
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)		2,922	2,990,638
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		2,106	2,375,138

			17,950,683

	Principal Amount (000)		U.S. $ Value
Finance - 0.1%
Creditcorp
12.00%, 7/15/18 (c)	U.S.$	2,000	1,780,000

Insurance - 0.1%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		2,432	2,608,320

Other Finance - 0.1%
ACE Cash Express, Inc.
11.00%, 2/01/19 (c)		779	435,266
iPayment, Inc.
9.50%, 12/15/19 (c)		88	82,347
Series AI
9.50%, 12/15/19		1,763	1,648,814

			2,166,427

			24,505,430

Utility - 0.7%
Electric - 0.7%
Calpine Corp.
7.875%, 1/15/23 (c)		2,187	2,417,072
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
7.375%, 11/01/22 (c)		2,895	3,043,369
7.625%, 11/01/24 (c)		1,915	2,005,962
FirstEnergy Corp.
Series C
7.375%, 11/15/31		1,552	1,970,924
GenOn Energy, Inc.
7.875%, 6/15/17		2,100	2,089,500
9.50%, 10/15/18		2,087	2,128,740

			13,655,567

Total Corporates - Non-Investment Grade (cost $221,519,496)			215,691,370

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8%
GSE Risk Share Floating Rate - 2.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.324%, 7/25/23 (f)		3,250	3,894,061
Series 2013-DN2, Class M2
4.424%, 11/25/23 (f)		5,605	5,767,474
Series 2014-DN1, Class M2
2.374%, 2/25/24 (f)		4,085	4,134,535
Series 2014-DN1, Class M3
4.674%, 2/25/24 (f)		4,665	4,832,944
Series 2014-DN2, Class M3
3.774%, 4/25/24 (f)		5,000	4,884,205
Series 2014-DN3, Class M3
4.174%, 8/25/24 (f)		5,065	5,082,340
Series 2014-HQ2, Class M3

	Principal Amount (000)		U.S. $ Value
3.924%, 9/25/24 (f)	U.S.$	1,010	975,150
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2
4.574%, 1/25/24 (f)		1,606	1,664,724
Series 2014-C04, Class 1M2
5.074%, 11/25/24 (f)		6,100	6,446,225
Series 2015-C01, Class 1M2
4.474%, 2/25/25 (f)		4,870	4,926,847

			42,608,505

Non-Agency Fixed Rate - 1.7%
Alternative Loan Trust
Series 2006-19CB, Class A24
6.00%, 8/25/36		173	158,151
CHL Mortgage Pass-Through Trust
Series 2007-16, Class A1
6.50%, 10/25/37		1,707	1,601,697
Series 2007-3, Class A30
5.75%, 4/25/37		1,768	1,627,202
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		4,657	4,300,036
Series 2007-AR4, Class 1A1A
5.392%, 3/25/37		707	674,150
Countrywide Alternative Loan Trust
Series 2006-19CB, Class A15
6.00%, 8/25/36		270	243,848
Series 2006-24CB, Class A15
5.75%, 6/25/36		2,510	2,264,411
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		2,052	1,823,787
Series 2007-13, Class A2
6.00%, 6/25/47		3,041	2,585,987
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
2.55%, 9/25/47		912	812,682
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		1,710	1,494,879
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.275%, 9/25/36		2,413	1,890,910
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		1,114	1,033,351
Series 2007-10XS, Class A2
6.25%, 7/25/47		1,268	956,985
Nomura Resecuritization Trust
Series 2010-5RA, Class 1A7
6.50%, 10/26/37 (c)		1,931	1,697,070
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR7, Class 2A1
2.619%, 5/25/36		2,489	2,345,939
Series 2007-AR7, Class A1

	Principal Amount (000)		U.S. $ Value
2.574%, 12/28/37	U.S.$	4,532	4,168,910
Series 2007-AR8, Class A1
2.61%, 11/25/37		1,813	1,588,124

			31,268,119

Non-Agency Floating Rate - 0.6%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.424%, 4/25/37 (f)		984	539,547
Series 2007-FA2, Class 1A5
0.474%, 4/25/37 (f)		1,115	615,199
Lehman XS Trust
Series 2007-10H, Class 2AIO
6.829%, 7/25/37 (f)(h)		1,222	312,477
Residential Accredit Loans, Inc.
Series 2006-QA4, Class A
0.354%, 5/25/36 (f)		3,525	2,850,287
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
0.888%, 4/25/47 (f)		5,417	3,977,904
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A
0.828%, 2/25/47 (f)		4,611	3,695,591

			11,991,005

Agency Fixed Rate - 0.2%
Federal National Mortgage Association
Series 2013-87, Class KI
3.00%, 12/25/37 (h)		15,173	1,622,546
Government National Mortgage Association
Series 2013-170, Class MI
4.50%, 11/20/43 (h)		10,726	1,852,594

			3,475,140

Total Collateralized Mortgage Obligations (cost $86,950,133)			89,342,769

CORPORATES - INVESTMENT GRADE - 4.6%
Industrial - 2.3%
Basic - 0.6%
Braskem Finance Ltd.
6.45%, 2/03/24		1,204	1,161,860
GTL Trade Finance, Inc.
5.893%, 4/29/24 (c)		2,711	2,605,949
7.25%, 4/16/44 (c)		274	250,710
Minsur SA
6.25%, 2/07/24 (c)		1,764	1,957,837
Southern Copper Corp.
7.50%, 7/27/35		5,107	5,824,738

			11,801,094

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.4%
Odebrecht Finance Ltd.
4.375%, 4/25/25 (c)	U.S.$	6,760	5,475,600
5.25%, 6/27/29 (c)		2,103	1,698,172

			7,173,772

Communications - Media - 0.1%
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (c)(i)		1,162	1,204,122

Communications - Telecommunications - 0.8%
Qwest Corp.
6.875%, 9/15/33		1,500	1,505,300
Telefonica Emisiones SAU
7.045%, 6/20/36		5,000	6,906,595
Verizon Communications, Inc.
4.522%, 9/15/48 (c)		6,159	6,131,075

			14,542,970

Energy - 0.3%
Reliance Holding USA, Inc.
5.40%, 2/14/22 (c)		3,568	3,913,233
Weatherford International Ltd./Bermuda
7.00%, 3/15/38		2,900	2,745,708

			6,658,941

Transportation - Airlines - 0.1%
Delta Air Lines Pass-Through Trust
Series 2007-1A
6.821%, 8/10/22		1,337	1,569,040

			42,949,939

Financial Institutions - 2.1%
Banking - 0.7%
Credit Suisse AG
6.50%, 8/08/23 (c)		3,900	4,465,192
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30 (c)(g)		884	1,339,260
JPMorgan Chase & Co.
Series S
6.75%, 2/01/24 (g)		2,998	3,264,222
Nordea Bank AB
6.125%, 9/23/24 (c)(g)		596	615,001
Wells Fargo Bank NA
6.18%, 2/15/36		3,168	3,988,512

			13,672,187

Insurance - 1.4%
AIG Life Holdings Inc
8.125%, 3/15/46 (c)		509	727,870
American International Group, Inc.
8.175%, 5/15/58		2,525	3,580,576
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26		5,000	6,132,170

	Principal Amount (000)		U.S. $ Value
Great-West Life & Annuity Insurance Capital LP II
7.153%, 5/16/46 (c)	U.S.$	2,707	2,784,826
Humana, Inc.
8.15%, 6/15/38		1,650	2,467,711
MetLife, Inc.
6.40%, 12/15/36		3,345	3,963,825
Pacific Life Insurance Co.
9.25%, 6/15/39 (c)		1,500	2,392,194
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,122	2,999,451

			25,048,623

			38,720,810

Utility - 0.2%
Electric - 0.2%
ComEd Financing III
6.35%, 3/15/33		3,462	3,541,131

Total Corporates - Investment Grade (cost $76,582,515)			85,211,880

AGENCIES - 3.9%
United States - 3.9%
Federal Home Loan Banks
5.50%, 7/15/36		8,695	12,191,199
Federal Home Loan Mortgage Corp.
6.25%, 7/15/32		15,000	22,252,755
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		42,045	38,327,717

Total Agencies (cost $67,855,841)			72,771,671

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.9%
Non-Agency Fixed Rate CMBS - 2.9%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.575%, 6/10/49		1,517	1,560,617
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.106%, 11/10/46 (c)		6,525	6,630,248
Series 2014-GC21, Class D
4.836%, 5/10/47 (c)		6,052	5,907,735
Series 2014-GC23, Class D
4.508%, 7/10/47 (c)		1,323	1,263,699
Comm 2015-dc1 D
Series 2015-DC1, Class D
4.498%, 2/10/48 (c)		2,730	2,525,420
Commercial Mortgage Trust
Series 2014-LC17, Class D
3.687%, 10/10/47 (c)		3,549	3,092,852
Series 2014-UBS5, Class D
3.495%, 9/10/47 (c)		1,041	881,280

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Trust
Series 2013-GC13, Class D
4.071%, 7/10/46 (c)	U.S.$	9,440	8,980,423
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AJ
6.351%, 9/15/45		1,750	1,874,486
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49		6,667	6,733,107
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D
3.25%, 12/15/47 (c)		1,194	1,014,734
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D
3.957%, 12/15/47 (c)		3,781	3,350,034
Series 2015-LC20, Class D
4.511%, 4/15/50		4,000	3,686,004
WFRBS Commercial Mortgage Trust
Series 2012-C8, Class E
4.876%, 8/15/45 (c)		4,000	4,157,264
Series 2014-C23, Class D
3.993%, 10/15/57 (c)		2,699	2,451,826

			54,109,729

Non-Agency Floating Rate CMBS - 0.0%
Eclipse Ltd.
Series 2007-1X, Class B
0.815%, 1/25/20 (c)(f)	GBP	59	84,434

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.014%, 11/16/45 (h)	U.S.$	729	1,271

Total Commercial Mortgage-Backed Securities (cost $51,820,138)			54,195,434

EMERGING MARKETS - CORPORATE BONDS - 1.7%
Industrial - 1.7%
Basic - 0.2%
Elementia SAB de CV
5.50%, 1/15/25 (c)		1,039	1,032,766
Vedanta Resources PLC
6.00%, 1/31/19 (c)		855	761,797
8.25%, 6/07/21 (a)(c)		1,943	1,763,272
9.50%, 7/18/18 (c)		610	616,100

			4,173,935

Capital Goods - 0.4%
Cemex SAB de CV
7.25%, 1/15/21 (c)		2,376	2,536,380

	Principal Amount (000)		U.S. $ Value
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (c)	U.S.$	1,954	2,102,504
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (c)		2,185	2,305,175

			6,944,059

Communications - Telecommunications - 0.2%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (c)		2,016	2,148,048
Digicel Ltd.
6.00%, 4/15/21 (c)		1,500	1,425,000
6.75%, 3/01/23 (c)		385	372,969

			3,946,017

Consumer Cyclical - Retailers - 0.2%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (c)		4,000	4,220,000

Consumer Non-Cyclical - 0.5%
Cosan Luxembourg SA
5.00%, 3/14/23 (c)		1,361	1,190,875
9.50%, 3/14/18 (c)	BRL	3,117	810,612
Marfrig Holding Europe BV
8.375%, 5/09/18 (c)	U.S.$	900	850,500
Marfrig Overseas Ltd.
9.50%, 5/04/20 (c)		4,151	3,922,695
Minerva Luxembourg SA
7.75%, 1/31/23 (c)		877	863,845
Tonon Bioenergia SA
9.25%, 1/24/20 (c)		2,272	636,160
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(j)		4,738	189,520
10.875%, 1/13/20 (e)(j)		750	133,594
11.75%, 2/09/22 (e)(j)		1,690	67,600

			8,665,401

Transportation - Airlines - 0.2%
TAM Capital 2, Inc.
9.50%, 1/29/20 (c)		751	782,917
TAM Capital 3, Inc.
8.375%, 6/03/21 (c)		2,843	2,860,058

			3,642,975

Total Emerging Markets - Corporate Bonds (cost $38,707,715)			31,592,387

WHOLE LOAN TRUSTS - 1.3%
Performing Asset - 1.3%
Aeroservicios Especializados S
10.75%, 3/19/18 (f)(k)(l)		3,934	3,793,902

	Principal Amount (000)		U.S. $ Value
Alpha Credit Debt Fund LLC
15.00%, 1/15/18 (k)(l)	U.S.$	1,912	1,912,379
Cara Aircraft Leasing 28548, Inc.
8.00%, 11/26/19 (k)(l)		433	433,269
Cara Aircraft Leasing 28868, Inc.
8.00%, 11/26/19 (k)(l)		503	502,646
Deutsche Bank Mexico SA
6.90%, 10/31/34 (k)(l)	MXN	30,625	1,444,383
6.90%, 10/31/34 (k)(l)(m)		48,970	2,309,592
Ede Del Este SA (DPP)
12.00%, 3/31/16 (k)(l)	U.S.$	1,026	1,045,994
Ede Del Este SA (ITABO)
12.00%, 3/31/16 (k)(l)		988	1,006,999
Finalam SA De C.V.
17.25%, 8/06/19	MXN	15,616	1,023,770
Recife Funding Ltd.
Zero Coupon, 11/05/29 (k)(l)	U.S.$	2,884	2,883,040
Sheridan Auto Loan Holdings I LLC
10.00%, 9/30/20 (k)(l)		619	618,530
Sheridan Consumer Finance Trust
6.87%, 4/01/20 (f)(k)(l)		5,952	6,017,280

Total Whole Loan Trusts (cost $23,726,117)			22,991,784

QUASI-SOVEREIGNS - 1.2%
Quasi-Sovereign Bonds - 1.2%
Indonesia - 0.4%
Majapahit Holding BV
7.875%, 6/29/37 (c)		6,188	7,912,905

Mexico - 0.5%
Petroleos Mexicanos
5.625%, 1/23/46 (c)		4,710	4,780,650
6.50%, 6/02/41		4,900	5,549,250

			10,329,900

South Africa - 0.1%
Eskom Holdings SOC Ltd.
7.125%, 2/11/25 (a)(c)		1,070	1,078,025

Venezuela - 0.2%
Petroleos de Venezuela SA
5.25%, 4/12/17 (c)		7,500	3,075,375

Total Quasi-Sovereigns (cost $22,934,946)			22,396,205

BANK LOANS - 1.2%
Industrial - 1.2%
Basic - 0.0%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
3.75%, 6/30/19 (f)		926	835,124

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.1%
TWCC Holding Corp.
7.00%, 6/26/20 (f)	U.S.$	1,550	1,362,063

Consumer Cyclical - Automotive - 0.3%
Exide Technologies
9.00%, 4/30/15 (n)		7,060	5,559,531

Consumer Cyclical - Other - 0.1%
New HB Acquisition, LLC
6.75%, 4/09/20 (f)		1,584	1,609,740

Consumer Non-Cyclical - 0.4%
Air Medical Group Holdings, Inc.
5.00%, 6/30/18 (f)		1,348	1,347,120
Air Medical Holding, LLC
7.63%, 5/31/18		4,000	4,020,000
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.)
4.00%, 9/30/19 (f)		546	545,083
Pharmedium Healthcare Corporation
7.75%, 1/28/22 (f)		1,902	1,896,850

			7,809,053

Energy - 0.1%
Atlas 2014 1 Ltd.
1/15/21 (o)		2,000	2,005,000

Other Industrial - 0.1%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (fka Silver II US Holdings, LLC)
4.00%, 12/13/19 (f)		1,144	1,083,195
Unifrax Holding Co.
5.25%, 11/28/18 (f)	EUR	750	810,797

			1,893,992

Technology - 0.1%
Avaya, Inc.
4.676%, 10/26/17 (f)	U.S.$	233	229,426
Riverbed Technology, Inc.
2/25/22 (o)		697	703,746

			933,172

Total Bank Loans (cost $23,975,193)			22,007,675

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.0%
United States - 1.0%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47		1,950	1,598,922
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47		2,155	1,658,488
Iowa Tobacco Settlement Authority

	Principal Amount (000)		U.S. $ Value
Series 2005C
5.625%, 6/01/46	U.S.$	1,575	1,412,869
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48		5,915	5,029,465
State of Illinois
Series 2010
7.35%, 7/01/35		3,330	3,978,085
Texas Transp Comm
Series 2010B
5.178%, 4/01/30		2,560	3,114,701
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41		830	635,216
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47		1,850	1,318,088

Total Local Governments - Municipal Bonds (cost $18,258,080)			18,745,834

	Shares
PREFERRED STOCKS - 1.0%
Financials - 0.8%
Banks - 0.3%
US Bancorp/MN
Series F
6.50%		180,000	5,347,800

Real Estate Investment Trusts (REITs) - 0.5%
Apartment Investment & Management Co.
6.875%		205,000	5,485,800
Kilroy Realty Corp.
Series H
6.375%		4,000	102,120
Kimco Realty Corp.
Series K
5.625%		17,850	443,394
National Retail Properties, Inc.
Series E
5.70%		67,075	1,673,521
Public Storage
Series W
5.20%		28,475	689,665
Public Storage
Series X
5.20%		2,000	48,580
Vornado Realty Trust
Series K
5.70%		16,175	402,919

			8,845,999

			14,193,799

Company	Shares	U.S. $ Value
Industrials - 0.2%
Consumer Non-Cyclical - 0.2%
Ventas Realty LP/Ventas Capital Corp.
5.45%	139,500	3,551,670

Total Preferred Stocks (cost $15,875,645)		17,745,469

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.8%
Dominican Republic - 0.1%
Dominican Republic International Bond
7.45%, 4/30/44 (c)	1,873	2,111,807

El Salvador - 0.3%
El Salvador Government International Bond
7.65%, 6/15/35 (c)	5,957	6,239,957

Ivory Coast - 0.1%
Ivory Coast Government International Bond
6.375%, 3/03/28 (c)	2,440	2,446,100

Pakistan - 0.1%
Pakistan Government International Bond
7.25%, 4/15/19 (c)	1,700	1,747,422

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (c)	1,236	1,266,900

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (c)	1,553	1,646,180

Total Emerging Markets - Sovereigns (cost $13,319,190)		15,458,366

GOVERNMENTS - SOVEREIGN AGENCIES - 0.3%
Brazil - 0.2%
Petrobras Global Finance BV
5.375%, 1/27/21	5,000	4,535,750

Morocco - 0.1%
OCP SA
5.625%, 4/25/24 (c)	1,148	1,248,450

Norway - 0.0%
Eksportfinans ASA
2.00%, 9/15/15	315	315,523

Total Governments - Sovereign Agencies (cost $6,598,333)		6,099,723

	Shares
COMMON STOCKS - 0.3%
Ion Media Networks, Inc. Class A (k)(l)(p)	2,512	749,279
iPayment, Inc. (p)	110,385	386,347

Company	Shares		U.S. $ Value
Mt. Logan Re Ltd. (Preference Shares) ^(n)(p)		4,476	4,517,160

Total Common Stocks (cost $5,598,438)			5,652,786

INVESTMENT COMPANIES - 0.2%
Funds and Investment Trusts - 0.2%
OCL Opportunities Fund I (k)(l)		16,259	1,737,580
OCL Opportunities Fund II (k)(l)		6,916	867,738

Total Investment Companies (cost $2,981,057)			2,605,318

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Indonesia - 0.1%
Indonesia Government International Bond 8.50%, 10/12/35 (c) (cost $908,487)	U.S.$	801	1,156,444

MORTGAGE PASS-THROUGHS - 0.0%
Agency Fixed Rate 30-Year - 0.0%
Federal National Mortgage Association
Series 1998
8.00%, 6/01/28		21	24,934
Series 1999
7.50%, 11/01/29		30	35,565

Total Mortgage Pass-Throughs (cost $51,392)			60,499

	Shares
SHORT-TERM INVESTMENTS - 4.8%
Investment Companies - 4.6%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (q)(r) (cost $86,003,999)		86,003,999	86,003,999

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.2%
Uruguay - 0.2%
Uruguay Treasury Bills Series 0001 Zero Coupon, 5/22/15 (cost $4,387,411)		UYU 110,000	4,207,311

Total Short-Term Investments (cost $90,391,410)			90,211,310

	Principal Amount (000)	U.S. $ Value
Total Investments - 152.6% (cost $2,701,988,848) (s)		2,833,837,950
Other assets less liabilities - (52.6)%		(976,777,283)

Net Assets - 100.0%		$1,857,060,667

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2015	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-BOBL Futures	205	June 2015	$28,520,427	$28,529,778	$(9,351)
U.S. Long Bond (CBT) Futures	2,098	June 2015	335,795,709	343,809,750	(8,014,041)
U.S. T-Note 10 Yr (CBT) Futures	3,651	June 2015	464,926,482	470,636,719	(5,710,237)

					$(13,733,629)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	18,820	IDR	244,079,640	4/17/15	$(242,747)
BNP Paribas SA	MXN	291,455	USD	19,306	4/16/15	211,897
BNP Paribas SA	AUD	49,956	USD	38,101	5/15/15	145,573
Citibank	NZD	13,582	USD	10,197	4/10/15	50,965
Credit Suisse International	MXN	96,550	USD	6,338	4/16/15	12,429
Credit Suisse International	MXN	186,418	USD	12,029	4/16/15	(184,125)
Credit Suisse International	EUR	8,379	USD	9,198	4/30/15	184,890
Goldman Sachs Bank USA	USD	7,911	BRL	25,665	5/05/15	64,380
Goldman Sachs Bank USA	CHF	17,985	USD	18,809	5/13/15	271,533
JPMorgan Chase Bank	USD	34,773	MXN	520,391	4/16/15	(680,195)
Royal Bank of Scotland PLC	NZD	434	USD	325	4/10/15	879
Royal Bank of Scotland PLC	USD	19,275	CAD	24,631	4/10/15	170,211
Royal Bank of Scotland PLC	USD	321	NZD	434	4/10/15	3,309
Royal Bank of Scotland PLC	MXN	15,616	USD	1,043	4/16/15	20,081
Royal Bank of Scotland PLC	GBP	38,686	USD	56,913	4/23/15	(466,689)
Royal Bank of Scotland PLC	TWD	299,041	USD	9,591	4/28/15	17,752
Standard Chartered Bank	IDR	93,710,917	USD	7,065	4/17/15	(67,120)
State Street Bank & Trust Co.	BRL	112,401	USD	36,665	4/02/15	1,446,928
State Street Bank & Trust Co.	CAD	48,414	USD	38,446	4/10/15	224,149
State Street Bank & Trust Co.	GBP	1,109	USD	1,703	4/23/15	58,643
State Street Bank & Trust Co.	NOK	7,213	USD	911	4/24/15	16,081
State Street Bank & Trust Co.	SGD	12,853	USD	9,380	4/24/15	18,909
State Street Bank & Trust Co.	USD	3,536	EUR	3,237	4/30/15	(54,348)
UBS AG	BRL	112,401	USD	35,038	4/02/15	(180,593)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD	35,324	BRL	112,401	4/02/15	$(105,699)
UBS AG	BRL	112,401	USD	35,032	5/05/15	103,278

						$1,040,371

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)%	3.03%	$82	$(6,859)	$(187)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	74	(6,206)	(169)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	82	(6,859)	(187)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	82	(6,859)	(187)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	82	(6,860)	(360)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	74	(6,206)	(326)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	82	(6,860)	(360)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	82	(6,860)	(360)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	82	(6,860)	(425)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	82	(6,860)	(425)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	74	(6,206)	(384)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	82	(6,860)	(425)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	121	(10,044)	(610)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	109	(9,064)	(550)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	121	(10,044)	(610)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	121	(10,044)	(610)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	132	(11,024)	(603)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	132	(11,024)	(603)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	120	(9,963)	(545)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	132	(11,024)	(603)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	83	(6,941)	(189)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	220	(18,292)	(499)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	41	(3,430)	(94)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	77	(6,451)	(176)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	41	(3,430)	(180)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	83	(6,941)	(364)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)%	3.03%	$220	$(18,292)	$(960)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	77	(6,451)	(339)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	83	(6,941)	(430)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	41	(3,430)	(212)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	220	(18,292)	(1,132)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	77	(6,451)	(399)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	122	(10,126)	(615)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	61	(5,063)	(307)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	320	(26,703)	(1,621)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	113	(9,391)	(570)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	133	(11,106)	(608)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	123	(10,289)	(563)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	352	(29,316)	(1,604)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.03	67	(5,553)	(304)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	2.48	12,451	1,096,771	350,561
CDX-NAHY Series 22, 5 Year Index, 6/20/19*	5.00	2.75	7,365	643,090	214,468
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.03	1,836	153,005	49,877
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.03	5,214	434,435	111,547
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.03	986	82,151	33,454
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.03	1,973	164,383	68,836
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.03	1,953	162,771	58,830
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.03	1,953	162,771	73,062
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.03	1,777	148,050	36,650
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.03	1,954	162,831	37,977
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.40	1,154	84,045	5,737
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.40	1,051	76,543	5,749
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.40	715	52,073	3,911
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.40	715	52,073	3,407
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.40	715	52,073	1,763

				$3,151,590	$1,036,134

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	CAD	91,930	3/10/17	0.973%	3 Month CDOR	$(140,279)
Morgan Stanley & Co., LLC/(CME Group)	GBP	50,360	3/10/17	6 Month LIBOR	1.022%	225,757
Morgan Stanley & Co., LLC/(CME Group)	AUD	115,610	3/11/17	2.140%	3 Month BBSW	(448,932)
Morgan Stanley & Co., LLC/(CME Group)		$114,110	3/11/17	3 Month LIBOR	0.962%	421,894
Morgan Stanley & Co., LLC/(CME Group)		31,550	2/05/25	1.881%	3 Month LIBOR	323,674
Morgan Stanley & Co., LLC/(CME Group)		42,130	2/10/25	2.034%	3 Month LIBOR	(153,113)
Morgan Stanley & Co., LLC/(CME Group)	CAD	11,800	3/10/25	3 Month CDOR	2.019%	178,694
Morgan Stanley & Co., LLC/(CME Group)	GBP	6,220	3/10/25	1.958%	6 Month LIBOR	(248,833)
Morgan Stanley & Co., LLC/(CME Group)	AUD	18,170	3/11/25	6 Month BBSW	2.973%	315,801
Morgan Stanley & Co., LLC/(CME Group)		$14,050	3/11/25	2.301%	3 Month LIBOR	(372,360)
Morgan Stanley & Co., LLC/(LCH Clearnet)	GBP	12,000	3/03/19	6 Month LIBOR	1.921%	505,981
Morgan Stanley & Co., LLC/(LCH Clearnet)		$11,850	1/14/24	2.976%	3 Month LIBOR	(1,071,335)
Morgan Stanley & Co., LLC/(LCH Clearnet)		60,150	1/21/24	2.948%	3 Month LIBOR	(5,264,733)
Morgan Stanley & Co., LLC/(LCH Clearnet)		11,000	2/14/24	2.865%	3 Month LIBOR	(865,389)
Morgan Stanley & Co., LLC/(LCH Clearnet)		47,150	3/25/24	2.887%	3 Month LIBOR	(3,681,788)
Morgan Stanley & Co., LLC/(LCH Clearnet)		46,860	4/02/24	2.851%	3 Month LIBOR	(4,128,988)
Morgan Stanley & Co., LLC/(LCH Clearnet)		40,500	4/08/24	2.909%	3 Month LIBOR	(3,761,304)

						$(18,165,253)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
CDX-CMBX.NA,
6.00%, 5/11/63*	5.00%	4.75%	$4,000	$63,209	$51,788	$11,421
Kohl’s Corp.,
6.250% 12/15/17, 6/20/19*	1.00	0.51	1,260	26,200	(12,907)	39,107
Kohl’s Corp.,
6.250% 12/15/17, 6/20/19*	1.00	0.51	2,148	44,673	(24,528)	69,201
Kohl’s Corp.,
6.250% 12/15/17, 6/20/19*	1.00	0.51	868	18,059	(9,912)	27,971
Kohl’s Corp.,
6.250% 12/15/17, 6/20/19*	1.00	0.51	875	18,194	(9,990)	28,184

				$170,335	$(5,549)	$175,884

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at March 31, 2015
Barclays Capital, Inc.+	(2.25)%*	—	$2,796,066
Barclays Capital, Inc.+	(2.00)%*	—	689,597
Barclays Capital, Inc.+	(0.50)%*	—	526,767
BNP Paribas	0.23%	5/28/15	53,862,804
HSBC Bank USA	0.18%	4/22/15	101,283,114
HSBC Bank USA	0.19%	4/28/15	50,414,896
HSBC Bank USA	0.20%	4/09/15	57,796,959
HSBC Bank USA	0.20%	4/27/15	110,985,821
HSBC Bank USA	0.21%	4/07/15	61,699,327
HSBC Bank USA	0.22%	5/18/15	20,628,403
Jefferies & Co., Inc.	0.18%	4/14/15	61,777,864
Jefferies & Co., Inc.	0.19%	5/05/15	21,160,043
JPMorgan Chase Bank	0.09%	4/09/15	78,803,940
JPMorgan Chase Bank	0.18%	5/12/15	78,745,908
JPMorgan Chase Bank	0.18%	5/14/15	50,372,112
JPMorgan Chase Bank	0.18%	5/19/15	200,375,820
JPMorgan Chase Bank	0.18%	5/20/15	70,954,170
JPMorgan Chase Bank+	(0.25)%*	—	2,077,918

			$1,024,951,529

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on March 31, 2015
*	Interest payment due from counterparty.

^	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate market value of these securities amounted to $263,248,256 or 14.2% of net assets.
(d)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2015.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of March 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Golden Energy Offshore Services AS
8.60%, 5/28/17	5/14/14	$1,259,995	$900,828	0.05%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	6/13/13	3,510,948	189,520	0.01%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	745,965	133,594	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	1/29/14	916,308	67,600	0.00%

(f)	Floating Rate Security. Stated interest rate was in effect at March 31, 2015.
(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	IO - Interest Only
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2015.
(j)	Security is in default and is non-income producing.
(k)	Fair valued by the Adviser.
(l)	Illiquid security.
(m)	Variable rate coupon, rate shown as of March 31, 2015.
(n)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$4,476,000	$4,517,160	0.24%
Exide Technologies	10/09/14	$7,059,722	$5,559,531	0.30%

(o)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(p)	Non-income producing security.
(q)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(r)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(s)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $165,238,075 and gross unrealized depreciation of investments was $(33,388,973), resulting in net unrealized appreciation of $131,849,102.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real

CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso

Glossary:

BBSW	-	Bank Bill Swap Reference Rate (Australia)
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

Country Breakdown*

March 31, 2015 (unaudited)

88.4%	United States
2.2%	Brazil
1.1%	Mexico
0.9%	Canada
0.4%	Luxembourg
0.3%	United Kingdom
0.3%	Indonesia
0.3%	France
0.3%	Peru
0.3%	Germany
0.3%	India
0.2%	Spain
0.2%	Switzerland
1.6%	Other
3.2%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.2% or less in the following countries: Australia, Barbados, Belgium, Bermuda, Dominican Republic, Guatemala, Italy, Ivory Coast, Jamaica, Morocco, Norway, Pakistan, South Africa, Sri Lanka, Sweden, Uruguay, Venezuela and Zambia.

AB Income Fund

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$2,059,901,026		$	– 0	–	$2,059,901,026
Corporates - Non-Investment Grade		– 0	–	214,790,542			900,828		215,691,370
Collateralized Mortgage Obligations		– 0	–	3,475,140			85,867,629		89,342,769
Corporates - Investment Grade		– 0	–	85,211,880			– 0	–	85,211,880
Agencies		– 0	–	72,771,671			– 0	–	72,771,671
Commercial Mortgage-Backed Securities		– 0	–	3,687,275			50,508,159		54,195,434
Emerging Markets - Corporate Bonds		– 0	–	31,592,387			– 0	–	31,592,387
Whole Loan Trusts		– 0	–	– 0	–		22,991,784		22,991,784
Quasi-Sovereigns		– 0	–	22,396,205			– 0	–	22,396,205
Bank Loans		– 0	–	– 0	–		22,007,675		22,007,675
Local Governments - Municipal Bonds		– 0	–	18,745,834			– 0	–	18,745,834
Preferred Stocks		17,745,469		– 0	–		– 0	–	17,745,469
Emerging Markets - Sovereigns		– 0	–	15,458,366			– 0	–	15,458,366

Investments in Securities:	Level 1			Level 2		Level 3			Total
Governments - Sovereign Agencies	$	– 0	–	$6,099,723		$	– 0	–	$6,099,723
Common Stocks		– 0	–	– 0	–		5,652,786		5,652,786
Investment Companies		– 0	–	– 0	–		2,605,318		2,605,318
Governments - Sovereign Bonds		– 0	–	1,156,444			– 0	–	1,156,444
Mortgage Pass-Throughs		– 0	–	60,499			– 0	–	60,499
Short-Term Investments:
Investment Companies		86,003,999		– 0	–		– 0	–	86,003,999
Governments - Treasuries		– 0	–	4,207,311			– 0	–	4,207,311

Total Investments in Securities		103,749,468		2,539,554,303			190,534,179		2,833,837,950
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts		– 0	–	3,021,887			– 0	–	3,021,887
Centrally Cleared Credit Default Swaps		– 0	–	1,055,829			– 0	–	1,055,829
Centrally Cleared Interest Rate Swaps		– 0	–	1,971,801			– 0	–	1,971,801
Credit Default Swaps		– 0	–	175,884			– 0	–	175,884
Liabilities:
Futures		(13,733,629)		– 0	–		– 0	–	(13,733,629)
Forward Currency Exchange Contracts		– 0	–	(1,981,516)			– 0	–	(1,981,516)
Centrally Cleared Credit Default Swaps		– 0	–	(19,695)			– 0	–	(19,695)
Centrally Cleared Interest Rate Swaps		– 0	–	(20,137,054)			– 0	–	(20,137,054)

Total+		$90,015,839		$2,523,641,439			$190,534,179		$2,804,191,457

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 3 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade		Collateralized Mortgage Obligations		Commercial Mortgage-Backed Securities
Balance as of 12/31/14	$4,961,200		$87,500,657		$47,313,294
Accrued discounts/(premiums)	(3,475)		71,667		28,489
Realized gain (loss)	9,875		378,494		316,819
Change in unrealized appreciation/depreciation	(102,262)		1,118,838		893,035
Purchases	– 0	–	6,549,869		6,983,246
Sales/Paydowns	(2,201,073)		(9,751,896)		(5,026,724)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(1,763,437)		– 0	–	– 0	–

Balance as of 3/31/15	$900,828		$85,867,629		$50,508,159

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/15	$(73,063)		$1,406,626		$1,154,225

	Whole Loan Trusts		Bank Loans		Common Stocks
Balance as of 12/31/14	$16,795,929		$23,689,120		$1,258,032
Accrued discounts/(premiums)	8,274		5,959		– 0	–
Realized gain (loss)	11,287		50,889		278,102
Change in unrealized appreciation/depreciation	(367,981)		5,359,265		(81,246)
Purchases	7,246,782		2,598,748		– 0	–

	Whole Loan Trusts		Bank Loans		Common Stocks
Sales	$(702,507)		$(9,696,306)		$(278,102)
Transfers in to Level 3	– 0	–	– 0	–	4,476,000
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 3/31/15	$22,991,784		$22,007,675		$5,652,786

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/15	$(368,399)		$766,549		$192,515

	Investment Companies		Total
Balance as of 12/31/14	$2,409,198		$183,927,430
Accrued discounts/(premiums)	– 0	–	110,914
Realized gain (loss)	– 0	–	1,045,466
Change in unrealized appreciation/depreciation	(206,902)		6,612,747
Purchases	403,022		23,781,667
Sales	– 0	–	(27,656,608)
Transfers in to Level 3	– 0	–	4,476,000
Transfers out of Level 3	– 0	–	(1,763,437)

Balance as of 3/31/15	$2,605,318		$190,534,179	+

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/15	$(206,902)		$2,871,551

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at March 31,2015. Securities priced by third party vendors or at cost, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 5/31/15	Valuation Technique	Unobservable Input	Range/ Weighted Average
Whole Loan Trusts	$3,793,902	Market-Approach	Performance of the Underlying Investment	$96.45/NA
	$3,753,975	Projected Cashflow	Level Yield	13.45%/NA
	$2,883,040	Market-Approach	Underlying NAV of the Collateral	99.98%/NA
	$2,052,993	Projected Cashflow	Internal Rate of Return	9.743%/NA
Common Stocks	$749,279	Market Approach	EBITDA Projection*	$169.2 million/NA

*	Earnings before Interest, Taxes, Depreciation and Amortization.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 21, 2015